BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of changes in future policy benefits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for future policy benefits and market risk benefits			$ 55,951
Other adjustments			0
Reinsurance recoverables, net of allowance for credit losses			7,095	$ 7,095
Net future policy benefit reserves, after reinsurance recoverables			48,856
Investment contracts	$ 1,708	$ 1,857
Other	544	950
Previously Reported
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for future policy benefits and market risk benefits				42,191
Other adjustments				8,160
Change in discount rate assumptions
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				19,306
Change in cash flow assumptions (effect of insufficient gross premiums) and elimination of negative reserves
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				2,345
Adjustment for removal of related balances in AOCI
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				(8,160)
Market risk benefits and other
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				269
Long-term care
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for future policy benefits and market risk benefits	28,316	40,296	37,577	43,974
Effect of changes in cash flow assumptions		(413)		(509)
Reinsurance recoverables, net of allowance for credit losses	171	6,473	7,036
Net future policy benefit reserves, after reinsurance recoverables	24,085	28,171	30,541
Investment contracts	0	0
Other	0	0
Long-term care | Previously Reported
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for future policy benefits and market risk benefits				21,378
Long-term care | Change in discount rate assumptions
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				14,654
Long-term care | Change in cash flow assumptions (effect of insufficient gross premiums) and elimination of negative reserves
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				1,545
Long-term care | Market risk benefits and other
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				0
Structured settlement annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for future policy benefits and market risk benefits	8,860	12,328	13,532	13,531
Effect of changes in cash flow assumptions		(23)		58
Reinsurance recoverables, net of allowance for credit losses	0	0	0
Net future policy benefit reserves, after reinsurance recoverables	8,860	12,328	13,532
Investment contracts	860	950
Other	0	0
Structured settlement annuities | Previously Reported
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for future policy benefits and market risk benefits				9,124
Structured settlement annuities | Change in discount rate assumptions
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				4,369
Structured settlement annuities | Change in cash flow assumptions (effect of insufficient gross premiums) and elimination of negative reserves
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				39
Structured settlement annuities | Market risk benefits and other
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				0
Life
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for future policy benefits and market risk benefits	5,868	7,923	1,561	8,767
Effect of changes in cash flow assumptions		120		207
Reinsurance recoverables, net of allowance for credit losses	67	87	15
Net future policy benefit reserves, after reinsurance recoverables	973	1,214	1,546
Investment contracts	0	0
Other	178	189
Life | Previously Reported
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for future policy benefits and market risk benefits				517
Life | Change in discount rate assumptions
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				283
Life | Change in cash flow assumptions (effect of insufficient gross premiums) and elimination of negative reserves
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				761
Life | Market risk benefits and other
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				0
Other contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for future policy benefits and market risk benefits			3,281
Reinsurance recoverables, net of allowance for credit losses			44
Net future policy benefit reserves, after reinsurance recoverables			$ 3,237
Investment contracts	848	907		2,049
Claim reserves, short-duration insurance contracts		325		399
Other	$ 366	$ 761		564
Other contracts | Previously Reported
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability for future policy benefits and market risk benefits				3,012
Other contracts | Change in discount rate assumptions
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				0
Other contracts | Change in cash flow assumptions (effect of insufficient gross premiums) and elimination of negative reserves
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				0
Other contracts | Market risk benefits and other
Liability for Future Policy Benefit, by Product Segment [Line Items]
Effect of changes in cash flow assumptions				$ 269